COMMITMENTS - Contractual obligations (Details)	Sep. 30, 2025 USD ($)
Operating lease commitments under lease agreements
COMMITMENTS
Total	$ 306,370
2026	246,666
2027	59,704
Capital commitment
COMMITMENTS
Total	1,034,107
2026	517,054
2027	$ 517,053